Financial investments (Tables)	12 Months Ended
Dec. 31, 2021
Financial investments
Schedule of carrying amount of investments in VC funds

	As of December 31,
	2021	2021
	RMB	US$
Opening balance	—	—
Contribution	82,843,800	13,000,000
Upward adjustment	—	—
Downward adjustments including impairment	—	—
Ending Balance	82,843,800	13,000,000